EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Oct. 28, 2018
Retirement Benefits [Abstract]
Schedule of assumptions used
Assumptions—Weighted average actuarial assumptions used to determine benefit obligations were as follows:

	October 28, 2018		October 29, 2017
	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans
Discount rate	4.40%	4.20%	3.64%	3.40%
Weighted average actuarial assumptions used to determine net periodic benefit cost (income) were as follows:

	October 28, 2018		October 29, 2017
	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans
Discount rate	3.64%	3.40%	3.64%	3.25%
Expected return on plan assets	6.19%	n/a	6.18%	n/a
Health care cost trend rate-initial	n/a	7.50%	n/a	7.00%
Health care cost trend rate-ultimate	n/a	4.00%	n/a	5.00%

Schedule of change in projected benefit obligation
The changes in the projected benefit obligation, plan assets and funded status, and the amounts recognized on our consolidated balance sheets were as follows (in thousands):

	October 28, 2018			October 29, 2017
Change in projected benefit obligation	Defined Benefit Plans	OPEB Plans	Total	Defined Benefit Plans	OPEB Plans	Total
Accumulated benefit obligation	$51,032	$7,354	$58,386	$56,378	$7,698	$64,076
Projected benefit obligation – beginning of fiscal year	$56,378	$7,698	$64,076	$58,551	$8,347	$66,898
Interest cost	1,976	247	2,223	2,055	257	2,312
Service cost	87	28	115	97	36	133
Benefit payments	(3,838)	(822)	(4,660)	(3,681)	(546)	(4,227)
Plan amendments	—	—	—	275	—	275
Actuarial (gains) losses	(3,571)	203	(3,368)	(919)	(396)	(1,315)
Projected benefit obligation – end of fiscal year	$51,032	$7,354	$58,386	$56,378	$7,698	$64,076

	October 28, 2018			October 29, 2017
Change in plan assets	Defined Benefit Plans	OPEB Plans	Total	Defined Benefit Plans	OPEB Plans	Total
Fair value of assets – beginning of fiscal year	$49,564	$—	$49,564	$46,160	$—	$46,160
Actual return on plan assets	(263)	—	(263)	5,041	—	5,041
Company contributions	2,262	822	3,084	2,044	546	2,590
Benefit payments	(3,838)	(822)	(4,660)	(3,681)	(546)	(4,227)
Fair value of assets – end of fiscal year	$47,725	$—	$47,725	$49,564	$—	$49,564

Schedule of change in plan assets

	October 28, 2018			October 29, 2017
Change in plan assets	Defined Benefit Plans	OPEB Plans	Total	Defined Benefit Plans	OPEB Plans	Total
Fair value of assets – beginning of fiscal year	$49,564	$—	$49,564	$46,160	$—	$46,160
Actual return on plan assets	(263)	—	(263)	5,041	—	5,041
Company contributions	2,262	822	3,084	2,044	546	2,590
Benefit payments	(3,838)	(822)	(4,660)	(3,681)	(546)	(4,227)
Fair value of assets – end of fiscal year	$47,725	$—	$47,725	$49,564	$—	$49,564

	October 28, 2018			October 29, 2017
Funded status	Defined Benefit Plans	OPEB Plans	Total	Defined Benefit Plans	OPEB Plans	Total
Fair value of assets	$47,725	$—	$47,725	$49,564	$—	$49,564
Benefit obligation	51,032	7,354	58,386	56,378	7,698	64,076
Funded status	$(3,307)	$(7,354)	$(10,661)	$(6,814)	$(7,698)	$(14,512)

Schedule of funded status

	October 28, 2018			October 29, 2017
Funded status	Defined Benefit Plans	OPEB Plans	Total	Defined Benefit Plans	OPEB Plans	Total
Fair value of assets	$47,725	$—	$47,725	$49,564	$—	$49,564
Benefit obligation	51,032	7,354	58,386	56,378	7,698	64,076
Funded status	$(3,307)	$(7,354)	$(10,661)	$(6,814)	$(7,698)	$(14,512)

Schedule of weighted average assets allocation by assets category
As of October 28, 2018 and October 29, 2017, the weighted average asset allocations by asset category for the Defined Benefit Plans were as follows (in thousands):

Investment type	October 28, 2018	October 29, 2017
Equity securities	55%	58%
Debt securities	7%	35%
Master limited partnerships	3%	3%
Cash and cash equivalents	31%	1%
Real estate	3%	2%
Other	1%	1%
Total	100%	100%

Schedule of fair value of separate accounts by assets category
The fair values of the assets of the Defined Benefit Plans at October 28, 2018 and October 29, 2017, by asset category and by levels of fair value, as further defined in Note 14 — Fair Value of Financial Instruments and Fair Value Measurements were as follows (in thousands):

	October 28, 2018			October 29, 2017
Asset category	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash and cash equivalents	$14,774	$—	$14,774	$463	$—	$463
Mutual funds:
Growth funds	7,235	—	7,235	7,262	—	7,262
Real estate funds	1,245	—	1,245	1,236	—	1,236
Commodity linked funds	528	—	528	544	—	544
Equity income funds	5,043	—	5,043	4,767	—	4,767
Index funds	3,036	35	3,071	2,763	110	2,873
International equity funds	253	1,543	1,796	260	1,726	1,986
Fixed income funds	1,745	1,518	3,263	1,742	1,739	3,481
Master limited partnerships	1,448	—	1,448	1,506	—	1,506
Government securities	—	—	—	—	6,400	6,400
Corporate bonds	—	—	—	—	7,301	7,301
Common/collective trusts	—	9,322	9,322	—	11,745	11,745
Total	$35,307	$12,418	$47,725	$20,543	$29,021	$49,564

Schedule of net periodic benefit costs (income)
Net periodic benefit cost (income)—The components of the net periodic benefit cost (income) were as follows (in thousands):

	October 28, 2018		October 29, 2017		October 30, 2016
	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans
Interest cost	$1,976	$247	$2,055	$257	$2,354	$261
Service cost	87	28	97	36	137	34
Expected return on assets	(2,916)	—	(2,798)	—	(2,979)	—
Amortization of prior service credit	58	—	(9)	—	(9)	—
Amortization of net actuarial loss	991	—	1,374	—	1,170	—
Net periodic benefit cost	$196	$275	$719	$293	$673	$295

Schedule of the amounts in AOCI net not yet recognized
The amounts in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit income are as follows (in thousands):

	October 28, 2018			October 29, 2017
	Defined Benefit Plans	OPEB Plans	Total	Defined Benefit Plans	OPEB Plans	Total
Unrecognized net actuarial loss	$10,083	$578	$10,661	$11,468	$375	$11,843
Unrecognized prior service credit	195	—	195	252	—	252
Total	$10,278	$578	$10,856	$11,720	$375	$12,095

Schedule of change in plan assets and benefit obligations recognized in OCI
The changes in plan assets and benefit obligation recognized in other comprehensive income are as follows (in thousands):

	October 28, 2018		October 29, 2017		October 30, 2016
	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans	Defined Benefit Plans	OPEB Plans
Net actuarial gain (loss)	$392	$(203)	$3,144	$396	$(3,443)	$(911)
Amortization of net actuarial loss	991	—	1,374	—	1,170	—
Amortization of prior service cost (credit)	58	—	(9)	—	(9)	—
New prior service cost	—	—	(276)	—	—	—
Total recognized in other comprehensive income (loss)	$1,441	$(203)	$4,233	$396	$(2,282)	$(911)

Schedule of the estimated amortization for the next fiscal year
The estimated amortization for the next fiscal year for amounts reclassified from accumulated other comprehensive income into the consolidated income statement is as follows (in thousands):

	October 28, 2018
	Defined Benefit Plans	OPEB Plans	Total
Amortization of prior service credit	$(143)	$—	$(143)
Amortization of net actuarial loss	1,111	—	1,111
Total estimated amortization	$968	$—	$968

Schedule of expected benefit payments
We expect the following benefit payments to be made (in thousands):

Fiscal years ending	Defined Benefit Plans	OPEB Plans	Total
2019	$4,222	$875	$5,097
2020	3,954	798	4,752
2021	3,923	704	4,627
2022	3,847	600	4,447
2023	4,053	609	4,662
2024 - 2028	17,883	2,134	20,017